Derivative Liabilities	12 Months Ended
Dec. 31, 2014
Derivative Instruments [Abstract]
Derivative Instruments
4.      Derivative Liabilities

Effective January 1, 2009, the Company adopted ASC Topic 815-40, "Derivatives and Hedging" (ASC 815-40). One of the conclusions reached under ASC 815-40 was that an equity-linked financial instrument would not be considered indexed to the entity's own stock if the strike price is denominated in a currency other than the issuer's functional currency. The conclusion reached under ASC 815-40 clarified the accounting treatment for these and certain other financial instruments. ASC 815-40 specifies that a contract would not be treated as a derivative if it met the following conditions: (a) indexed to the Company's own stock; and (b) classified in stockholders' equity in the Company's statement of financial position. The Company's outstanding warrants denominated in Canadian dollars are not considered to be indexed to its own stock because the exercise price is denominated in Canadian dollars and the Company's functional currency is United States dollars. Therefore, these warrants have been treated as derivative financial instruments and recorded at their fair value as a liability. All other outstanding convertible instruments are considered to be indexed to the Company's stock, because their exercise price is denominated in the same currency as the Company's functional currency, and are included in stockholders' equity.

The Company's derivative instruments include warrants to purchase 2,128 shares, the exercise prices for which are denominated in a currency other than the Company's functional currency, as follows:
•	Warrants to purchase 1,307 shares at CAD$4.32 per whole share that expire on April 30, 2015; and
•	Warrants to purchase 821 shares exercisable at CAD$4.32 per whole share that expire on March 29, 2016.

These warrants have been recorded at their fair value as a liability at issuance and will continue to be re-measured at fair value as a liability at each subsequent balance sheet date. Any change in value between reporting periods will be recorded as unrealized gain/(loss). These warrants will continue to be reported as a liability until such time as they are exercised or expire. The fair value of these warrants is estimated using the Black-Scholes option-pricing model.

As of December 31, 2014, the fair value of the warrants expiring April 30, 2015 and March 29, 2016 was determined to be $411 and $789, respectively (December 31, 2013 – warrants expiring April 30, 2015, fair value of $2,015, March 29, 2016, fair value of $794). There was an unrealized gain associated with derivative liabilities of $355. Detail of this unrealized gain on derivative liability is shown in table below. There was a gain on the warrants expiring April 30, 2015 of $736, and a loss on the warrants expiring March 29, 2016 of $316 for the twelve months ended December 31, 2014 (December 31, 2013 - warrants expiring April 30, 2015, gain of $2,683; March 29, 2016, gain of $1,052). There is no cash flow impact for these derivatives until the warrants are exercised. If these warrants are exercised, the Company will receive the proceeds from the exercise at the current exchange rate at the time of exercise.

The following table presents the overall unrealized gain on derivatives for the years ended December 31, 2014 and December 31, 2013:

	Year ended	Year ended
	December 31, 2014	December 31, 2013
Warrants expiring April 30, 2015	736	2,683
Warrants expiring March 29, 2016(1) (share price effect)	(316)	1,052
Options to contractors	(95)	42
Options to contractors(1) (forfeiture)	30	-
Unrealized gain on derivatives	355	3,777

(1)Options have a three year term from the date the contractual relationship is severed and unless approved by the board, never greater than the original seven year term established from the date of issuance. Options which remain unexercised once the contractual relationship is severed after the lesser of three years from the date of severance or the seven years from date of original grant, are considered to be forfeited.

The 2014 Warrant Exchange

On May 28, 2014, by majority vote the shareholders approved a 10 for 1 warrant exchange, offering holders of warrants originally issued by the Company on or about April 30, 2010 and March 29, 2011 the opportunity to exchange 540 original warrants for one new warrant to purchase one share of common stock at a lower exercise price. Each 54 warrants eligible to participate in the exchange currently entitle the holder thereof to purchase one share of the Company’s common stock at an exercise price of CAD$4.32. The new warrants issued in the exchange will entitle the holder thereof to purchase one share of the Company’s common stock at an exercise price of $1.50. Other than described above, the new warrants will have the same terms (including the same expiration date) as the warrants that are exchanged.

As a result of the warrant exchange concluded on July 29, 2014, holders of warrants expiring April 30, 2015 and March 29, 2016 (the “Existing (or Eligible) Warrants”) could elect to exchange their Eligible Warrants for “New Warrants”. New Warrants were denominated in the Company’s functional currency and thus, no longer considered derivative instruments under ASCA 815-40. Eligible Warrants participating in the exchange were valued on July 29, 2014 using the Black-Scholes Model and the resulting gain from the extinguishment of derivative liability was realized.

Approximately, 71% of all outstanding warrants originally issued by the Company on April 30, 2010 and 48% of all outstanding warrants issued on March 29, 2011 participated in the exchange. The warrant exchange concluded July 29, 2014 resulted in a gain on settlement of the warrants expiring April 30, 2015 and March 29, 2016 of $211 and $138, respectively, for the fiscal year ending December 31, 2014. The July 29, 2014 conclusion of the warrant exchange increased additional paid in capital for the warrants expiring April 30, 2015 and March 29, 2016 by $657 and $183, respectively.

Options issued to contractors in a foreign currency

During the fiscal years ended December 31, 2011 and 2010, the Company issued 36 and 29 (respectively) options to contractors with a Canadian dollar denominated strike price. Consequently, the Company now has derivatives relating to these options since the strike price is denominated in a currency other than the US dollar functional currency of the Company. While there is an exception to this rule for employees in ASU 2010-13 "Compensation-Stock Compensation (Topic 718): Effect of Denominating the exercise price of a share based payment award in the currency of the market in which the underlying equity security trades", no such exception exists for contractors. These options will be marked to market until the earlier of their expiry or exercise. All Canadian denominated options issued to contractors fully vest at issuance and expire seven years from date of issuance. The fair value of these options at December 31, 2014 and December 31, 2013 was $119 and $54, respectively. The loss for these options for the twelve months ended December, 2014 was $95. There was a gain on these options for the twelve months ended December, 2013 of $42.

The following is a summary of Canadian denominated contractor option activity for the twelve months ended December 31, 2014 and 2013.

	Number of Options	Weighted-average
	Outstanding (thousands)	Exercise Price
Outstanding at December 31, 2012	65	1.82
Granted	-	-
Exercised	-	-
Forfeited	-	-
Outstanding at December 31, 2013	65	1.82
Granted	-	-
Exercised	-	-
Forfeited	(10)	1.72
Outstanding at September 30, 2014	55	$1.84